CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Loss from operations:
Operating Costs	$ 1,763,359	$ 247,495
Loss from operations	(1,763,359)	(247,495)
Other income:
Change in fair value of warrant liabilities	8,724,725	10,825,645
Interest earned on marketable investments held in Trust Account	16,649	8,192
Total other income	8,741,374	10,833,837
Net income (loss)	$ 6,978,015	$ 10,586,342
Class A Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares)	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	17,250,000	17,250,000
Basic net income per share (in dollars per share)	$ 0.32	$ 0.49
Diluted net income per share (in dollars per share)	$ 0.32	$ 0.49
Class B Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares)	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	4,312,500	4,312,500
Basic net income per share (in dollars per share)	$ 0.32	$ 0.49
Diluted net income per share (in dollars per share)	$ 0.32	$ 0.49